OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities
	US dollars
	December 31,
(in thousands)	2024	2023

Accrued expenses	14,839	15,746
Accrued payroll and related taxes	10,527	9,591
Government institutions	6,287	6,593
Accrued dividend	8,277	6,087
Operating lease liabilities, current	3,385	3,298
Others	2,589	2,835
	45,904	44,150